Summary of Significant Accounting Policies (Details)		9 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
General and administrative expenses		$ 11,946	$ 29,752	$ 49,515	$ 33,151
Warranty liability		26,733		26,833	26,933
Warranty costs				0	4,650
Research and development costs				16,627	31,057
Advertising costs		$ 33,306	30,900	$ 46,276	36,238
Number of operating segments				1
Useful life		5 years
Research and development costs		$ (2,404)	$ 14,597
Research of development refund	$ 3,250
Warranty cost		100
Allowance for losses on accounts receivable		$ 277,480		$ 202,480